UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21763

Name of Fund: Managed Account Series

BlackRock GA Disciplined Volatility Equity Fund

BlackRock GA Enhanced Equity Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, Managed Account Series, 55

East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2018

Date of reporting period: 04/30/2018

Item 1 – Report to Stockholders

APRIL 30, 2018

SEMI-ANNUAL REPORT (UNAUDITED)

Managed Account Series

➢	BlackRock GA Disciplined Volatility Equity Fund
➢	BlackRock GA Enhanced Equity Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

In the 12 months ended April 30, 2018, the strongest corporate profits in seven years drove the equity market higher, while rising interest rates constrained bond returns. While the market’s appetite for risk remained healthy, risk taking varied by asset class, as bond investors cautiously shifted to higher-quality securities, and stock investors continued to embrace risk by investing abroad.

The largest global economies experienced sustained, synchronized growth for the first time since the financial crisis, leading to strong equity performance worldwide. Emerging markets stocks posted the highest return, as accelerating growth in China, the second-largest economy in the world, improved the outlook for corporate profits in most developing nations.

Short-term U.S. Treasury interest rates rose the fastest, while longer-term rates slightly increased, leading to a substantial flattening of the yield curve. The annual return for the three-month Treasury bill surpassed 1.0%, but remained well below the annual headline inflation rate of 2.5%. In contrast, the ten-year U.S. Treasury — a bellwether of the bond market — posted a negative return, as rising inflation expectations drove yields higher. In credit markets, the investment-grade and high-yield bond markets posted modest returns in a relatively benign credit environment.

Even though it faced rising pressure to boost interest rates in 2017, the U.S. Federal Reserve (the “Fed”) increased short-term interest rates just three times during the reporting period. The Fed also announced plans to reduce its $4.4 trillion balance sheet by $420 billion in 2018, which began the process of gradually reversing its unprecedented stimulus measures after the financial crisis. The economy continued to gain momentum despite the Fed’s modest reduction of economic stimulus, as unemployment dipped below 4.0%, wages increased, and job openings reached a record high. Strong economic performance may justify a more rapid pace of rate hikes in 2018, as the headline inflation rate and investors’ expectations for inflation surpassed the Fed’s target of 2.0%.

By contrast, the European Central Bank (“ECB”) and the Bank of Japan (“BoJ”) continued to expand their balance sheets despite nascent signs of sustained economic growth. Rising global growth, as well as limited bond supply, pressured other central banks to follow in the Fed’s footsteps. In October 2017, the ECB pledged to cut its bond purchases in half for 2018, while the BoJ reiterated its commitment to economic stimulus, even though the size of its balance sheet almost matched the total output of the Japanese economy.

The Fed’s measured pace of stimulus reduction could lead to moderately higher inflation, steadily rising interest rates, and improving real growth in 2018. We continue to believe the primary risks to economic expansion are trade protectionism, rapidly rising interest rates, and geopolitical tension. In particular, we are closely monitoring trade protectionism and the rise of populism in Western nations.

In December 2017, Congress passed a sweeping tax reform bill. The U.S. tax overhaul is likely to accentuate the existing reflationary themes, including corporate spending on stock buybacks, mergers & acquisitions and capital investment, which could extend the economic cycle if inflation and interest rates rise at a relatively modest pace.

In this environment, investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of April 30, 2018
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	3.82%	13.27%
U.S. small cap equities (Russell 2000® Index)	3.27	11.54
International equities (MSCI Europe, Australasia, Far East Index)	3.41	14.51
Emerging market equities (MSCI Emerging Markets Index)	4.80	21.71
3-month Treasury bills (ICE BofAML 3-Month U.S. Treasury Bill Index)	0.68	1.17
U.S. Treasury securities (ICE BofAML 10-Year U.S. Treasury Index)	(3.79)	(3.64)
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(1.87)	(0.32)
Tax-exempt municipal bonds (S&P Municipal Bond Index)	(0.76)	1.44
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	(0.17)	3.27
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE IS NOT PART OF YOUR FUND REPORT

3

Fund Summary as of April 30, 2018	BlackRock GA Disciplined Volatility Equity Fund

Investment Objective

BlackRock GA Disciplined Volatility Equity Fund’s (the “Fund”) investment objective is to seek to provide risk-adjusted total return.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended April 30, 2018, the Fund underperformed its benchmark, the MSCI ACWI Minimum Volatility (USD) Index. The following commentary (and referenced allocation percentages) are based on the economic exposures of the Fund, which reflect adjustments for futures, swaps and options (except with respect to fixed income securities) and convertible bonds, if any, and may vary relative to the market value.

What factors influenced performance?

An overweight to Europe and an underweight to China detracted from Fund performance. From a sector perspective, stock selection in consumer discretionary, industrials, materials, and consumer staples weighed on the Fund’s return.

An overweight to the United Kingdom contributed to Fund performance. From a sector perspective, stock selection in information technology, telecom services, health care and energy was additive. Stock selection in utilities was additive, but was partially offset by an overweight to the sector.

The Fund may use derivatives, including options, futures, indexed securities, inverse securities, credit default swaps, contracts for difference, swaps and forward contracts both to seek to increase the return of the Fund and to hedge (or protect) the value of its assets against adverse movements in currency exchange rates, interest rates and movements in the securities markets. During the period, the Fund’s use of derivatives detracted from the Fund’s performance.

Describe recent portfolio activity.

Within equities, the Fund decreased exposure to Europe and increased exposure to the United States and Japan. On a sector basis, the Fund decreased exposure to utilities, industrials, real estate, and increased exposure to materials, energy, health care, and consumer staples.

Describe portfolio positioning at period end.

Relative to its benchmark, the Fund ended the period overweight Europe and Japan, and underweight emerging markets, the United States and Canada. From a sector perspective, the Fund was overweight materials, consumer discretionary, health care, energy and telecom services, and underweight information technology, financials, consumer staples, utilities and industrials.

With respect to currency exposure, the Fund was overweight the euro and the British pound sterling and was underweight in the Japanese yen and other select currencies in Asia.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Summary for the Period Ended April 30, 2018

	6-Month Total Returns	Aggregate Total Returns (a)(b)
		Since Inception (c)
Fund	0.57%	3.58%
MSCI ACWI Minimum Volatility (USD) Index(d)	2.37	5.73

(a)	See “About Fund Performance” on page 8 for a detailed description of performance related information.
(b)	The Fund invests in a portfolio of U.S. and foreign equity securities, the combination of which will be varied from time to time with respect to types of securities and markets in response to changing market and economic trends.
(c)	The Fund commenced operations on June 1, 2017.
(d)	This unmanaged index aims to reflect the performance characteristics of a minimum variance strategy applied to large and mid cap equities across 23 developed markets and 24 emerging markets countries. The index is calculated by optimizing the MSCI ACWI Index, its parent index, in USD for the lowest absolute risk (within a given set of constraints).

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

4	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of April 30, 2018 (continued)	BlackRock GA Disciplined Volatility Equity Fund

Expense Example

	Actual			Hypothetical (b)
	Beginning Account Value (11/01/17)	Ending Account Value (04/30/18)	Expenses Paid During the Period (a)	Beginning Account Value (11/01/17)	Ending Account Value (04/30/18)	Expenses Paid During the Period (a)	Annualized Expense Ratio
GA Disciplined Volatility Equity	$1,000.00	$1,005.70	$2.54	$1,000.00	$1,022.27	$2.56	0.50%

(a)	For shares of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).
(b)	Hypothetical 5% return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 8 for further information on how expenses were calculated.

Portfolio Information

TEN LARGEST HOLDINGS

Percent of Net Assets
East Japan Railway Co.	4%
Air Products & Chemicals, Inc.	4
UnitedHealth Group, Inc.	4
DowDuPont, Inc.	4
Comcast Corp., Class A	3
Royal Dutch Shell PLC — ADR, Class A	3
Mohawk Industries, Inc.	3
Toray Industries, Inc.	3
Vodafone Group PLC — ADR	3
Marsh & McLennan Cos., Inc.	2

GEOGRAPHIC ALLOCATION

Percent of Net Assets
United States	52%
Japan	17
United Kingdom	8
France	5
Taiwan	4
Italy	3
Switzerland	2
Singapore	2
Hong Kong	1
Belgium	1
Portugal	1
South Korea	1
Germany	1
Indonesia	1
Other(a)	—
Other Assets Less Liabilities	1

(a)	Other includes a 1% or less investment in Ireland.

FUND SUMMARY	5

Fund Summary as of April 30, 2018	BlackRock GA Enhanced Equity Fund

Investment Objective

BlackRock GA Enhanced Equity Fund’s (the “Fund”) investment objective is to seek to provide total return.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended April 30, 2018, the Fund outperformed its benchmark, the MSCI World Index. The following commentary (and referenced allocation percentages) are based on the economic exposures of the Fund, which reflect adjustments for futures, swaps and options (except with respect to fixed income securities) and convertible bonds, if any, and may vary relative to the market value.

What factors influenced performance?

From a sector perspective, stock selection in information technology, health care, industrials and telecom services contributed to Fund performance. An underweight and stock selection in utilities as well as an overweight to energy was additive. Currency management, notably an overweight to the Japanese yen, positively impacted performance.

An overweight to Europe and Japan detracted from performance. From a sector perspective, stock selection in consumer discretionary and materials weighed on the Fund’s return. Stock selection in consumer staples detracted, but was partially offset by an underweight to the sector.

The Fund may use derivatives, including options, futures, indexed securities, inverse securities, credit default swaps, contracts for difference, swaps and forward contracts both to seek to increase the return of the Fund and to hedge (or protect) the value of its assets against adverse movements in currency exchange rates, interest rates and movements in the securities markets. During the period, the Fund’s use of derivatives detracted from the Fund’s performance.

Describe recent portfolio activity.

Within equities, the Fund decreased exposure to the United States and Europe and increased exposure to Japan. On a sector basis, the Fund decreased exposure to financials, energy, materials, and consumer staples, and increased exposure to information technology, health care, telecom services and consumer discretionary.

Describe portfolio positioning at period end.

Relative to its benchmark, the Fund ended the period overweight Japan and emerging markets, and underweight the United States and Europe. From a sector perspective, the Fund was overweight information technology, consumer discretionary, telecom services, health care, industrials and energy, and underweight financials, consumer staples, real estate and utilities.

With respect to currency exposure, the Fund was overweight the Japanese yen and other select currencies in Asia and Latin America, and was underweight the U.S. dollar and Swiss franc.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Summary for the Period Ended April 30, 2018

	6-Month Total Returns	Aggregate Total Returns (a)(b)
		Since Inception (c)
Fund	4.04%	14.13%
MSCI World Index(d)	3.40	10.20

(a)	See “About Fund Performance” on page 8 for a detailed description of performance related information.
(b)	The Fund invests in a portfolio of U.S. and foreign equity securities, the combination of which will be varied from time to time with respect to types of securities and markets in response to changing market and economic trends.
(c)	The Fund commenced operations on June 1, 2017.
(d)	This unmanaged index captures large and mid cap representation across 23 developed markets countries. With 1,648 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

6	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of April 30, 2018 (continued)	BlackRock GA Enhanced Equity Fund

Expense Example

	Actual			Hypothetical (b)
	Beginning Account Value (11/01/17)	Ending Account Value (04/30/18)	Expenses Paid During the Period (a)	Beginning Account Value (11/01/17)	Ending Account Value (04/30/18)	Expenses Paid During the Period (a)	Annualized Expense Ratio
GA Enhanced Equity	$1,000.00	$1,040.40	$2.58	$1,000.00	$1,022.27	$2.56	0.50%

(a)	For shares of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).
(b)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 8 for further information on how expenses were calculated.

Portfolio Information

TEN LARGEST HOLDINGS

Percent of Net Assets
Microsoft Corp.	5%
Koninklijke Philips NV	5
Bayer AG, Registered Shares	4
Apple, Inc.	4
Williams Cos., Inc.	4
Safran SA	3
Cellnex Telecom SAU	3
NMC Health PLC	3
Facebook, Inc.	3
Alibaba Group Holding Ltd. — ADR	3

GEOGRAPHIC ALLOCATION

Percent of Net Assets
United States	43%
Japan	25
Netherlands	7
Germany	5
France	4
Spain	3
United Arab Emirates	3
China	3
Italy	2
Switzerland	1
South Korea	1
United Kingdom	1
Finland	1
Brazil	1
Canada	1
Liabilities in Excess of Other Assets	(1)

FUND SUMMARY	7

About Fund Performance

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance tables on previous pages assume reinvestment of all distributions, if any, at net asset value (“NAV”) on ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), each Fund’s investment adviser, waived and/or reimbursed a portion of the Funds’ expenses. Without such waiver and/or reimbursement, the Funds’ performance would have been lower. The Manager is under no obligation to waive or to continue waiving and/or reimbursing its fees and such voluntary waiver and/or reimbursement may be reduced or discontinued at any time. See Note 5 of the Notes to Financial Statements for additional information on waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of these Funds may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples on previous pages (which are based on a hypothetical investment of $1,000 invested on November 1, 2017 and held through April 30, 2018 are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

8	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) April 30, 2018	BlackRock GA Disciplined Volatility Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 98.0%

Belgium — 1.2%
Anheuser-Busch InBev SA	607	$60,494

France — 5.3%
Danone SA	1,243	100,771
Dassault Aviation SA	30	59,815
Eiffage SA	109	12,975
Sanofi	357	28,304
Unibail-Rodamco SE	287	68,900

		270,765
Germany — 0.9%
Fresenius SE & Co. KGaA	596	45,540

Hong Kong — 1.2%
Sun Hung Kai Properties Ltd.	3,998	64,418

Indonesia — 0.6%
Siloam International Hospitals Tbk PT(a)	61,473	30,954

Ireland — 0.4%
Medtronic PLC	284	22,917

Italy — 3.2%
Ei Towers SpA	909	52,613
Luxottica Group SpA	868	54,151
RAI Way SpA(b)	8,473	47,891
Snam SpA	2,179	10,466

		165,121
Japan — 16.7%
Ajinomoto Co., Inc.	4,499	82,451
Astellas Pharma, Inc.	7,899	115,547
East Japan Railway Co.	2,300	220,957
Hoya Corp.	1,500	80,137
KDDI Corp.	900	24,159
Kyushu Railway Co.	1,400	44,804
Nippon Telegraph & Telephone Corp.	500	23,728
Otsuka Holdings Co. Ltd.	300	15,685
Seven & i Holdings Co. Ltd.	200	8,812
Tokyo Gas Co. Ltd.	2,100	56,354
Toray Industries, Inc.	15,699	146,553
West Japan Railway Co.	600	42,409

		861,596
Portugal — 1.1%
NOS SGPS SA	9,300	55,292

Singapore — 1.6%
CapitaLand Ltd.	28,497	80,366

South Korea — 1.0%
KT&G Corp.	576	52,854

Switzerland — 2.0%
Nestle SA, Registered Shares	1,318	102,260

Taiwan — 4.4%
Chunghwa Telecom Co. Ltd.	19,999	76,101
Far EasTone Telecommunications Co. Ltd.	26,999	71,435
Taiwan Mobile Co. Ltd.	20,999	77,551

		225,087
United Kingdom — 8.4%
Berkeley Group Holdings PLC	624	34,934
HSBC Holdings PLC	5,903	58,780
Royal Dutch Shell PLC — ADR, Class A	2,360	164,964
Vodafone Group PLC	9,770	28,514
Vodafone Group PLC — ADR	4,982	146,521

		433,713

Security	Shares	Value
United States — 50.0%
Air Products & Chemicals, Inc.	1,349	$218,929
American Tower Corp.	110	15,000
Baxter International, Inc.	368	25,576
Berkshire Hathaway, Inc., Class B(a)	193	37,390
Charter Communications, Inc., Class A(a)	229	62,125
Colgate-Palmolive Co.	217	14,155
Comcast Corp., Class A	5,418	170,102
CVS Health Corp.	824	57,540
DowDuPont, Inc.	2,982	188,582
Fortune Brands Home & Security, Inc.	284	15,532
General Electric Co.	3,724	52,411
Gilead Sciences, Inc.	709	51,211
Hartford Financial Services Group, Inc.	429	23,097
HCA Healthcare, Inc.	501	47,966
International Business Machines Corp.	496	71,900
Johnson & Johnson	544	68,810
Liberty Broadband Corp., Class A(a)	847	59,697
Lowe’s Cos., Inc.	253	20,855
Marsh & McLennan Cos., Inc.	1,431	116,626
Masco Corp.	337	12,762
Mastercard, Inc., Class A	207	36,902
Merck & Co., Inc.	237	13,952
Microsoft Corp.	349	32,638
Mohawk Industries, Inc.(a)	762	159,928
Mondelez International, Inc., Class A	508	20,066
NextEra Energy, Inc.	567	92,937
Northrop Grumman Corp.	43	13,848
O’Reilly Automotive, Inc.(a)	198	50,702
PepsiCo, Inc.	206	20,794
Pfizer, Inc.	3,002	109,940
Procter & Gamble Co.	697	50,421
QUALCOMM, Inc.	268	13,671
Raytheon Co.	69	14,141
Schlumberger Ltd.	1,044	71,577
Sempra Energy	746	83,403
Stryker Corp.	149	25,244
Thermo Fisher Scientific, Inc.	78	16,407
TJX Cos., Inc.	184	15,612
Travelers Cos., Inc.	207	27,241
UnitedHealth Group, Inc.	822	194,321
Verizon Communications, Inc.	469	23,145
Visa, Inc., Class A	237	30,071
Vistra Energy Corp.(a)	1,579	36,080
Williams-Sonoma, Inc.	994	47,513
Zimmer Biomet Holdings, Inc.	376	43,304

		2,574,124

Total Long-Term Investments — 98.0% (Cost — $5,076,657)		5,045,501

Short-Term Securities — 2.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.56%(c)(d)	113,965	113,965

Total Short-Term Securities — 2.2% (Cost — $113,965)		113,965

Total Investments — 100.2% (Cost — $5,190,622)		5,159,466
Liabilities in Excess of Other Assets — (0.2)%		(8,441)

Net Assets — 100.0%		$5,151,025

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Annualized 7-day yield as of period end.

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock GA Disciplined Volatility Equity Fund

(d)	During the period ended April 30, 2018, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 10/31/17	Net Activity	Shares Held at 04/30/18	Value at 04/30/18	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	83,100	30,865	113,965	$113,965	$622	$1	$—

(a)	Includes net capital gain distributions, if applicable.

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	389,094	JPY	41,535,000	UBS AG	07/09/18	$7,352
USD	244,920	TWD	7,106,000	UBS AG	07/09/18	3,722

						11,074

AUD	170,000	USD	131,777	Goldman Sachs International	07/09/18	(3,760)
CAD	225,000	USD	178,859	Goldman Sachs International	07/09/18	(3,334)
GBP	130,000	USD	185,268	UBS AG	07/09/18	(5,697)

						(12,791)

	Net Unrealized Depreciation					$(1,717)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$—	$—	$—	$11,074	$—	$—	$11,074

Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$—	$—	$—	$12,791	$—	$—	$12,791

For the period ended April 30, 2018, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts	$—	$—	$—	$(21,594)	$—	$—	$(21,594)

Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts	$—	$—	$—	$(1,858)	$—	$—	$(1,858)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$642,942
Average amounts sold — in USD	$337,319

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

10	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock GA Disciplined Volatility Equity Fund

Derivative Financial Instruments — Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Forward foreign currency exchange contracts	$11,074	$12,791

Total derivative assets and liabilities in the Statements of Assets and Liabilities	$11,074	$12,791
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	—

Total derivative assets and liabilities subject to an MNA	$11,074	$12,791

The following table presents the Fund’s derivative assets (and liabilities) by counterparty net of amounts available for offset under a MNA and net of the related collateral received (and pledged) by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets (b)
UBS AG	$11,074	$(5,697)	$—	$—	$5,377

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities (c)
Goldman Sachs International	$7,094	$—	$—	$—	$7,094
UBS AG	5,697	$(5,697)	—	—	—

	$12,791	$(5,697)	$—	$—	$7,094

(a)	The amount of derivatives available for offset is limited to the amount of derivative asset and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.
(c)	Net amount represents the net amount payable due to counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Belgium	$—	$60,494	$—	$60,494
France	—	270,765	—	270,765
Germany	—	45,540	—	45,540
Hong Kong	—	64,418	—	64,418
Indonesia	—	30,954	—	30,954
Ireland	22,917	—	—	22,917
Italy	47,891	117,230	—	165,121
Japan	—	861,596	—	861,596
Portugal	—	55,292	—	55,292
Singapore	—	80,366	—	80,366
South Korea	—	52,854	—	52,854
Switzerland	—	102,260	—	102,260
Taiwan	—	225,087	—	225,087
United Kingdom	311,485	122,228	—	433,713
United States	2,574,124	—	—	2,574,124
Short-Term Securities	113,965	—	—	113,965

	$3,070,382	$2,089,084	$—	$5,159,466

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock GA Disciplined Volatility Equity Fund

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets:
Forward foreign currency contracts	$—	$11,074	$—	$11,074
Liabilities:
Forward foreign currency contracts	—	(12,791)	—	(12,791)

	$—	$(1,717)	$—	$(1,717)

(a)	Derivative financial instruments are forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended April 30, 2018, there were no transfers between levels.

See notes to financial statements.

12	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) April 30, 2018	BlackRock GA Enhanced Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 99.3%

Brazil — 0.7%
Azul SA — ADR(a)	1,225	$37,975

Canada — 0.6%
Encana Corp.	2,481	30,963

China — 2.9%
Alibaba Group Holding Ltd. — ADR(a)	920	164,257

Finland — 0.7%
Nokia OYJ	6,652	39,913

France — 4.3%
AXA SA	1,841	52,650
Safran SA	1,582	185,553

		238,203
Germany — 4.9%
Bayer AG, Registered Shares	1,949	232,943
GEA Group AG	1,060	41,386

		274,329
Italy — 1.9%
Enel SpA	10,674	67,713
Telecom Italia SpA(a)	39,811	39,274

		106,987
Japan — 25.3%
Aisin Seiki Co. Ltd.	1,700	92,097
Asahi Kasei Corp.	1,600	22,000
Bridgestone Corp.	2,400	100,326
Daikin Industries Ltd.	900	105,134
Denso Corp.	1,700	89,398
Japan Airlines Co. Ltd.	2,400	94,715
Koito Manufacturing Co. Ltd.	1,300	87,001
Komatsu Ltd.	400	13,635
Mitsubishi Electric Corp.	6,300	96,582
Murata Manufacturing Co. Ltd.	700	88,372
Nitto Denko Corp.	1,000	74,345
Rohm Co. Ltd.	200	18,533
Shin-Etsu Chemical Co. Ltd.	900	90,315
Subaru Corp.	2,500	83,916
Sumitomo Electric Industries Ltd.	3,000	45,927
Sumitomo Mitsui Financial Group, Inc.	200	8,336
Suzuki Motor Corp.	1,600	85,997
Tokio Marine Holdings, Inc.	500	23,599
Toyota Industries Corp.	1,700	100,251
Ube Industries Ltd.	2,900	88,346

		1,408,825
Netherlands — 6.7%
ABN AMRO Group NV(b)	1,751	54,301
ING Groep NV	3,754	63,257
Koninklijke Philips NV	6,010	254,380

		371,938
South Korea — 0.9%
Doosan Bobcat, Inc.	1,686	51,173

Spain — 3.3%
Cellnex Telecom SAU(b)	6,811	182,666

Switzerland — 1.1%
UBS Group AG, Registered Shares(a)	3,727	62,557

United Arab Emirates — 3.0%
NMC Health PLC	3,435	167,844

United Kingdom — 0.7%
Liberty Global PLC, Class A(a)	1,370	41,292

Security	Shares	Value
United States — 42.3%
Acadia Healthcare Co., Inc.(a)	716	$25,475
Alphabet, Inc., Class C(a)	66	67,144
Amazon.com, Inc.(a)	37	57,947
Anadarko Petroleum Corp.	2,351	158,269
Apple, Inc.	1,341	221,614
Bank of America Corp.	1,922	57,506
Biogen, Inc.(a)	23	6,293
Charles Schwab Corp.	955	53,174
Citigroup, Inc.	857	58,507
Cloudera, Inc.(a)	1,626	23,171
Dave & Buster’s Entertainment, Inc.(a)	607	25,792
DISH Network Corp., Class A(a)	1,367	45,863
Dropbox, Inc., Class A(a)	566	17,042
Edgewell Personal Care Co.(a)	1,220	53,741
Electronic Arts, Inc.(a)	93	10,972
Facebook, Inc., Class A(a)	955	164,260
FleetCor Technologies, Inc.(a)	278	57,624
Fortune Brands Home & Security, Inc.	351	19,196
Global Payments, Inc.	129	14,584
Goldman Sachs Group, Inc.	221	52,671
Liberty Media Corp. — Liberty SiriusXM, Class A(a)	1,508	62,989
MetLife, Inc.	1,177	56,108
MGM Resorts International	1,622	50,963
Microsoft Corp.	2,968	277,567
Morgan Stanley	1,115	57,556
NextEra Energy Partners LP	1,201	50,046
Pure Storage, Inc., Class A(a)	1,495	30,244
QUALCOMM, Inc.	653	33,310
Snap, Inc., Class A(a)	1,258	18,027
SunTrust Banks, Inc.	913	60,988
Tenet Healthcare Corp.(a)	1,077	25,783
TripAdvisor, Inc.(a)	743	27,803
United Continental Holdings, Inc.(a)	2,017	136,228
WestRock Co.	1,067	63,124
Williams Cos., Inc.	7,659	197,066
Zynga, Inc., Class A(a)	4,393	15,156

		2,353,803

Total Long-Term Investments — 99.3% (Cost — $5,302,862)		5,532,725

Short-Term Securities — 1.8%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.48%, 12/31/49(c)(d)	99,095	99,095

Total Short-Term Securities — 1.8% (Cost — $99,095)		99,095

Total Investments — 101.1% (Cost — $5,401,957)		5,631,820
Liabilities in Excess of Other Assets — (1.1)%		(61,784)

Net Assets — 100.0%		$5,570,036

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Annualized 7-day yield as of period end.

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock GA Enhanced Equity Fund

(d)	During the period ended April 30, 2018, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated	Shares Held at 10/31/17	Net Activity	Shares Held at 04/30/18	Value at 04/30/18	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	19,712	79,383	99,095	$99,095	$776	$—	$—

(a)	Includes net capital gain distributions, if applicable.

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	507,779	EUR	410,000	Goldman Sachs International	07/09/18	$10,080
USD	867,371	JPY	92,590,000	UBS AG	07/09/18	16,389

						26,469

AUD	180,000	USD	139,528	Goldman Sachs International	07/09/18	(3,981)
CAD	240,000	USD	190,782	Goldman Sachs International	07/09/18	(3,556)
GBP	155,000	USD	220,896	UBS AG	07/09/18	(6,793)

						(14,330)

						$12,139

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$—	$—	$—	$26,469	$—	$—	$26,469

Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$—	$—	$—	$14,330	$—	$—	$14,330

For the period ended April 30, 2018, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts	$—	$—	$—	$(24,446)	$—	$—	$(24,446)

Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts	$—	$—	$—	$11,093	$—	$—	$11,093

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$1,136,239
Average amounts sold — in USD	$400,463

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

14	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock GA Enhanced Equity Fund

Derivative Financial Instruments — Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Forward foreign currency exchange contracts	$26,469	$14,330

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$26,469	$14,330
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	—

Total derivative assets and liabilities subject to an MNA	$26,469	$14,330

The following table presents the Fund’s derivative assets (and liabilities) by counterparty net of amounts available for offset under a MNA and net of the related collateral received (and pledged) by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets (b)
Goldman Sachs International	$10,080	$(7,537)	$—	$—	$2,543
UBS AG	16,389	(6,793)	—	—	9,596

	$26,469	$(14,330)	$—	$—	$12,139

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities (c)
Goldman Sachs International	$7,537	$(7,537)	$—	$—	$—
UBS AG	6,793	(6,793)	—	—	—

	$14,330	$(14,330)	$—	$—	$—

(a)	The amount of derivatives available for offset is limited to the amount of derivative asset and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.
(c)	Net amount represents the net amount payable due to counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Brazil	$37,975	$—	$—	$37,975
Canada	30,963	—	—	30,963
China	164,257	—	—	164,257
Finland	—	39,913	—	39,913
France	—	238,203	—	238,203
Germany	—	274,329	—	274,329
Italy	—	106,987	—	106,987
Japan	—	1,408,825	—	1,408,825
Netherlands	—	371,938	—	371,938
South Korea	—	51,173	—	51,173
Spain	—	182,666	—	182,666
Switzerland	—	62,557	—	62,557
United Arab Emirates	—	167,844	—	167,844
United Kingdom	41,292	—	—	41,292
United States	2,353,803	—	—	2,353,803
Short-Term Securities	99,095	—	—	99,095

	$2,727,385	$2,904,435	$—	$5,631,820

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock GA Enhanced Equity Fund

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Foreign currency exchange contracts	$—	$26,469	$—	$26,469
Liabilities
Foreign currency exchange contracts	—	(14,330)	—	(14,330)

	$—	$12,139	$—	$12,139

(a)	Derivative financial instruments are forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended April 30, 2018, there were no transfers between levels.

See notes to financial statements.

16	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities  (unaudited)

April 30, 2018

	BlackRock GA Disciplined Volatility Equity Fund	BlackRock GA Enhanced Equity Fund

ASSETS
Investments at value — unaffiliated(a)	$5,045,501	$5,532,725
Investments at value — affiliated(b)	113,965	99,095
Foreign currency at value(c)	2,147	1,088
Receivables:
Investments sold	53,200	33,077
Investment adviser	47,735	48,065
Dividends — unaffiliated	14,786	17,103
Dividends — affiliated	132	150
Unrealized appreciation on forward foreign currency exchange contracts	11,074	26,469
Deferred offering costs	7,669	7,669
Prepaid expenses	12,700	12,700

Total assets	5,308,909	5,778,141

LIABILITIES
Payables:
Offering costs	61,001	58,241
Investments purchased	16,598	64,625
Board consolidation	108	108
Other accrued expenses	67,386	70,801
Unrealized depreciation on forward foreign currency exchange contracts	12,791	14,330

Total liabilities	157,884	208,105

NET ASSETS	$5,151,025	$5,570,036

NET ASSETS CONSIST OF
Paid-in capital(d)(e)	$5,008,922	$5,008,583
Undistributed (distribution in excess of) net investment income	20,043	(6,896)
Accumulated net realized gain	155,194	326,717
Net unrealized appreciation (depreciation)	(33,134)	241,632

NET ASSETS	$5,151,025	$5,570,036

Net asset value per share	$10.28	$11.11

(a) Investments at cost — unaffiliated	$5,076,657	$5,302,862
(b) Investments at cost — affiliated	$113,965	$99,095
(c) Foreign currency at cost	$2,195	$1,088
(d) Shares outstanding	$501,194	$501,131
(e) Unlimited number of shares authorized, $0.10 par value.

See notes to financial statements.

FINANCIAL STATEMENTS	17

Statements of Operations  (unaudited)

Six Months Ended April 30, 2018

	BlackRock GA Disciplined Volatility Equity Fund	BlackRock GA Enhanced Equity Fund

INVESTMENT INCOME
Dividends — unaffiliated	$53,355	$44,579
Dividends — affiliated	622	776
Foreign taxes withheld	(3,168)	(2,853)

Total investment income	50,809	42,502

EXPENSES
Investment advisory	10,402	11,105
Offering costs	43,369	43,369
Professional	32,756	33,195
Custodian	10,893	14,218
Transfer agent	7,758	7,751
Printing	6,992	6,994
Accounting services	3,092	3,092
Trustees and Officer	2,651	2,653
Registration	1,546	1,546
Board consolidation	108	108
Miscellaneous	2,757	2,655

Total expenses	122,324	126,686
Less:
Fees waived and/or reimbursed by the Manager	(101,399)	(104,887)
Transfer agent fees waived and/or reimbursed	(7,758)	(7,751)

Total expenses after fees waived and/or reimbursed	13,167	14,048

Net investment income	37,642	28,454

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	202,290	363,384
Forward foreign currency exchange contracts	(21,594)	(24,446)
Foreign currency transactions	2,351	3,998
Capital gain distributions from investment companies — affiliated	1	—

	183,048	342,936

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(187,730)	(158,132)
Forward foreign currency exchange contracts	(1,858)	11,093
Foreign currency translations	(214)	(258)

	(189,802)	(147,297)

Net realized and unrealized gain (loss)	(6,754)	195,639

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$30,888	$224,093

See notes to financial statements.

18	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

	BlackRock GA Disciplined Volatility Equity Fund		BlackRock GA Enhanced Equity Fund
	Six Months Ended 04/30/18 (unaudited)	Period from 06/01/17 (a) to 10/31/17	Six Months Ended 04/30/18 (unaudited)	Period from 06/01/17 (a) to 10/31/17

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$37,642	$22,612	$28,454	$17,330
Net realized gain (loss)	183,048	(31,103)	342,936	77,142
Net change in unrealized appreciation (depreciation)	(189,802)	156,668	(147,297)	388,929

Net increase in net assets resulting from operations	30,888	148,177	224,093	483,401

DISTRIBUTIONS TO SHAREHOLDERS(b)
From net investment income	(40,000)	—	(70,000)	—
From net realized gain	—	—	(79,092)	—

Decrease in net assets resulting from distributions to shareholders	(40,000)	—	(149,092)	—

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(729)	5,012,689	556	5,011,078

NET ASSETS
Total increase (decrease) in net assets	(9,841)	5,160,866	75,557	5,494,479
Beginning of period	5,160,866	—	5,494,479	—

End of period	$5,151,025	$5,160,866	$5,570,036	$5,494,479

Undistributed net investment income (loss), end of period	$20,043	$22,401	$(6,896)	$34,650

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	19

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock GA Disciplined Volatility Equity Fund
	Six Months Ended 04/30/18 (unaudited)		Period from 06/01/17 (a) to 10/31/17
Net asset value, beginning of period	$10.30		$10.00

Net investment income(b)	0.08		0.05
Net realized and unrealized gain	(0.02)		0.25

Net increase from investment operations	0.06		0.30

Distributions from net investment income(c)	(0.08)		—

Net asset value, end of period	$10.28		$10.30

Total Return(d)
Based on net asset value	0.57	%(e)	3.00	%(e)

Ratios to Average Net Assets
Total expenses	4.70	%(f)	4.34	%(f)(g)

Total expenses after fees waived and and/or reimbursed	0.50	%(f)(h)	0.50	%(f)

Net investment income	1.45	%(f)	1.08	%(f)

Supplemental Data
Net assets, end of period (000)	$5,151		$5,161

Portfolio turnover rate	60%		55%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.
(g)	Audit, offering and organization costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 7.19%
(h)	Board consolidation costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses after fees waived and/or reimbursed would have been 0.51%.

See notes to financial statements.

20	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock GA Enhanced Equity Fund
	Six Months Ended 04/30/18 (unaudited)		Period from 06/01/17 (a) to 10/31/17
Net asset value, beginning of period	$10.97		$10.00

Net investment income(b)	0.06		0.03
Net realized and unrealized gain	0.38		0.94

Net increase from investment operations	0.44		0.97

Distributions(c)
From net investment income	(0.14)		—
From net realized gain	(0.16)		—

Total distributions	(0.30)		—

Net asset value, end of period	$11.11		$10.97

Total Return(d)
Based on net asset value	4.04	%(e)	9.70	%(e)

Ratios to Average Net Assets
Total expenses	4.56	%(f)	4.35	%(f)(g)

Total expenses after fees waived and and/or reimbursed	0.50	%(f)(h)	0.50	%(f))

Net investment income	1.02	%(f)	0.80	%(f)

Supplemental Data
Net assets, end of period (000)	$5,570		$5,494

Portfolio turnover rate	81%		70%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.
(g)	Audit, offering and organization costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 7.13%
(h)	Board consolidation costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses after fees waived and/or reimbursed would have been 0.51%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	21

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

Managed Account Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust. The following are referred to herein collectively as the “Funds” or individually, a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification
BlackRock GA Disciplined Volatility Equity Fund	GA Disciplined Volatility Equity	Diversified
BlackRock GA Enhanced Equity Fund	GA Enhanced Equity	Diversified

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of open-end funds referred to as the Equity-Bond Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the “trade dates”). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the portion of the results of operations arising as a result of changes in the exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., forward foreign currency exchange contracts) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Distributions: Distributions paid by the Funds are recorded on the ex-dividend date. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Organization and Offering Costs: Upon commencement of operations, organization costs associated with the establishment of the Funds were expensed by the Funds and reimbursed by the Manager. The Manager reimbursed each Fund $10,000, which is included in fees waived and/or reimbursed by the Manager in the Statements of Operations. Offering costs are amortized over a 12-month period beginning with the commencement of operations of a class of shares.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund are charged to that Fund. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

The Funds have an arrangement with their custodian whereby credits are earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. The Funds may incur charges on certain uninvested cash balances and overdrafts, subject to certain conditions.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Funds’ investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the NYSE (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds determine the fair values of their financial instruments using various independent

22	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

dealers or pricing services under policies approved by the Board of Directors of the Funds (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•	Equity investments traded on a recognized securities exchange are valued at the official closing price each day, if available. For equity investments traded on more than one exchange, the official closing price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•	Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the NYSE that may not be reflected in the computation of the Funds’ net assets. Each business day, the Funds use a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

•	Investments in open-end U.S. mutual funds are valued at net asset value (“NAV”) each business day.

•	Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with each Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	DERIVATIVE FINANCIAL INSTRUMENTS

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.

Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

NOTES TO FINANCIAL STATEMENTS	23

Notes to Financial Statements  (unaudited) (continued)

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies.

Master Netting Arrangements: In order to define their contractual rights and to secure rights that will help them mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their counterparties. An ISDA Master Agreement is a bilateral agreement between each Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Investment Advisory: The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser, an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory and administrative services. The Manager is responsible for the management of the Funds’ portfolios and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Funds.

For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average net assets of each Fund as follows.

Average Daily Net Assets	Investment Advisory Fee
First $1 Billion	0.40%
$1 Billion — $3 Billion	0.38
$3 Billion — $5 Billion	0.36
$5 Billion — $10 Billion	0.35
Greater than $10 Billion	0.34

Expense Limitations, Waivers and Reimbursements: With respect to each Fund, the Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”). The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended April 30, 2018, the amounts waived were as follows:

GA Disciplined Volatility Equity	$34
GA Enhanced Equity	43

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-income mutual funds and exchange-traded funds that have a contractual management fee through February 28, 2019. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of a Fund. For the six months ended April 30, 2018, there were no fees waived by the Manager under this arrangement.

With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:

Expense Limitation
GA Disciplined Volatility Equity	0.50%
GA Enhanced Equity	0.50

24	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

The Manager has agreed not to reduce or discontinue these contractual expense limitations prior to February 28, 2019, unless approved by the Board, including a majority of the trustees who are Independent Trustees” or by a vote of a majority of the outstanding voting securities of a Fund. For the six months ended April 30, 2018, the Manager waived and/or reimbursed the following amounts, which are included in fees waived and/or reimbursed by the Manager and transfer agent fees waived and/or reimbursed in the Statements of Operations.

GA Disciplined Volatility Equity	$109,123
GA Enhanced Equity	112,595

With respect to the contractual expense limitation, if during a Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:

(1) Each Fund, has more than $50 million in assets for the fiscal year, and

(2) the Manager or an affiliate continues to serve as a Fund’s investment adviser or administrator.

This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time.

On April 30, 2018, the Funds’ waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

	Expiring October 31
	2019	2020
GA Disciplined Volatility Equity:
Fund Level	$130,242	$109,123
GA Enhanced Equity:
Fund Level	133,443	112,595

Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not more than 5% of its net assets, to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the six months ended April 30, 2018, the Funds did not participate in the Interfund Lending Program.

Trustees’ and Officers: Certain trustees and/or officers of the Funds are trustees and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Funds’ Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.

6.	PURCHASES AND SALES

For the six months ended April 30, 2018, purchases and sales of investments, excluding short-term securities, were as follows:

	Purchases	Sales
GA Disciplined Volatility Equity	$3,042,509	$3,064,809
GA Enhanced Equity	4,409,322	4,498,285

7.	INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for the period ended October 31, 2017.

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2018, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

NOTES TO FINANCIAL STATEMENTS	25

Notes to Financial Statements  (unaudited) (continued)

As of October 31, 2017, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

	GA Disciplined Volatility Equity	GA Enhanced Equity
No expiration date	$8,361	$—

As of April 30, 2018, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

	GA Disciplined Volatility Equity	GA Enhanced Equity
Tax cost	$5,210,115	$5,433,368

Gross unrealized appreciation	$224,788	$425,303
Gross unrealized depreciation	(257,661)	(183,301)

Net unrealized appreciation (depreciation)	$(32,873)	$$242,002

The Tax Cuts and Jobs Act (the “Act”) was enacted on December 22, 2017. Certain provisions of the Act were effective upon enactment with the remainder becoming effective for tax years beginning after December 31, 2017. Although the Act does not amend any provisions directly related to the qualification or taxation of regulated investment companies (“RICs”), the Act does change the taxation of entities in which some RICs invest, the tax treatment of income derived from those entities and the taxation of RIC shareholders. While management does not anticipate significant impact to the Funds or to their shareholders, there is uncertainty in the application of certain provisions in the Act. Specifically, provisions in the Act may increase the amount of or accelerate the recognition of taxable income and may limit the deductibility of certain expenses by RICs. Until full clarity around these provisions is obtained, the impact on the Funds’ financial statements, if any, cannot be fully determined.

8.	BANK BORROWINGS

The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2019 unless extended or renewed. Prior to April 19, 2018, the aggregate commitment amount was $2.1 billion and the fee was 0.12% per annum. Participating Funds paid an upfront commitment fee of 0.02% on the total commitment amounts, in addition to administration, legal and arrangement fees, which are included in miscellaneous expenses in the Statements of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended April 30, 2018, the Funds did not borrow under the credit agreement.

9.	PRINCIPAL RISKS

In the normal course of business, certain Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Each Fund’s prospectus provides details of the risks to which each Fund is subject.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain less the value of any collateral held by such Fund.

26	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

Concentration Risk: Certain Funds invest a substantial amount of their assets in issuers located in a single country or a limited number of countries. When the Funds concentrate their investments in this manner, it assumes the risk that economic, political and social conditions in those countries may have a significant impact on their investment performance. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be less liquid, more volatile, and less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedules of Investments.

10.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six-Months Ended April 30, 2018		Period from June 1, 2017 (a) to October 31, 2017
	Shares	Amount	Shares	Amount
GA Disciplined Volatility Equity
Shares sold	109	$1,164	501,347	$5,013,498
Shares redeemed	(182)	(1,893)	(80)	(809)

Net increase (decrease)	(73)	$(729)	501,267	$5,012,689

GA Enhanced Equity
Shares sold	179	$1,967	501,172	$5,012,103
Shares redeemed	(123)	(1,411)	(97)	(1,025)

Net increase	56	$556	501,075	$5,011,078

(a)	Commencement of operations.

As of April 30, 2018, shares of the Funds owned by BlackRock HoldCo 2, Inc., an affiliate of the Funds, were as follows:

GA Disciplined Volatility Equity	500,000
GA Enhanced Equity	500,000

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	27

Trustee and Officer Information

Robert M. Hernandez, Chair of the Board and Trustee

James H. Bodurtha, Trustee

Bruce R. Bond, Trustee

Honorable Stuart E. Eizenstat, Trustee

Henry Gabbay, Trustee

Lena G. Goldberg, Trustee

Henry R. Keizer, Trustee

John F. O'Brien, Trustee

Donald C. Opatrny, Trustee

Robert Fairbairn, Trustee

John M. Perlowski, Trustee (Since 2015); President and Chief Executive Officer (Since 2010)

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

Fernanda Piedra, Anti-Money Laundering Compliance Officer

Benjamin Archibald, Secretary

Effective December 31, 2017, Roberta Cooper Ramo retired and Donald W. Burton resigned as Trustees of the Funds.

Effective May 8, 2018, John MacKessy replaced Fernanda Piedra as the Anti-Money Laundering Compliance Officer of the Funds.

Further information about each Fund's Trustees and Officers is available in each Fund's Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.

Investment Adviser

BlackRock Advisors, LLC

Wilmington, DE 19809

Distributor

BlackRock Investments, LLC

New York, NY 10022

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Boston, MA 02116

Custodian

Brown Brothers Harriman & Co.

Boston, MA 02109

Legal Counsel

Willkie Farr & Gallagher LLP

New York, NY 10019

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Accounting Agent

State Street Bank and Trust Company

Boston, MA 02111

Address of the Funds

100 Bellevue Parkway

Wilmington, DE 19809

28	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Additional Information

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program. Electronic copies of shareholder reports and prospectuses are available on BlackRock’s website.

To enroll in electronic delivery:

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisers, banks or brokerages may offer this service.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room or how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com; or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing. Visit http://www.blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

ADDITIONAL INFORMATION	29

Additional Information  (continued)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

30	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Glossary of Terms Used in this Report

Portfolio Abbreviations

ADR	American Depositary Receipts

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	U.S. Dollar

GLOSSARY OF TERMS USED IN THIS REPORT	31

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

MASGA-4/18-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

2

(a)(4) – Not Applicable

(b) – Certifications – Attached hereto

3

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Managed Account Series

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Managed Account Series

Date: July 5, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Managed Account Series

Date: July 5, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Managed Account Series

Date: July 5, 2018

4